Share-based payments - Changes in outstanding options (Details) - Options	4 Months Ended	9 Months Ended	51 Months Ended	84 Months Ended
	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2019
Changes in outstanding options
Beginning balance		2,330,000
Granted		1,412,800
Forfeited		(37,199)
Exercised		(676,875)
Ending balance	3,028,726	3,028,726	3,028,726	3,028,726
2012 Employee Stock Option Plan (ESOP)
Changes in outstanding options
Beginning balance		1,516,981
Granted				4,128,521
Forfeited		(30,000)
Exercised		(181,247)
Ending balance	1,305,734	1,305,734	1,305,734	1,305,734
Restricted stock units (RSU)
Changes in outstanding options
Beginning balance		813,019
Granted		132,800	2,035,808
Forfeited		(7,199)
Exercised		(495,628)
Ending balance	442,992	442,992	442,992	442,992
2019 Employee Stock Option Plan (ESOP)
Changes in outstanding options
Granted	1,280,000	1,280,000
Ending balance	1,280,000	1,280,000	1,280,000	1,280,000